Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2019

AFF20-QTLY-0220
1.811328.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $548,605)	550,000	548,673
	Shares	Value

Domestic Equity Funds - 30.0%
Fidelity Advisor Series Equity Growth Fund (b)	5,091,712	$72,149,563
Fidelity Advisor Series Growth Opportunities Fund (b)	3,670,700	47,535,570
Fidelity Advisor Series Small Cap Fund (b)	3,028,904	35,104,993
Fidelity Series All-Sector Equity Fund (b)	3,197,818	33,161,371
Fidelity Series Commodity Strategy Fund (b)	16,709,187	79,535,732
Fidelity Series Large Cap Stock Fund (b)	7,970,344	126,250,248
Fidelity Series Large Cap Value Index Fund (b)	1,034,578	13,646,085
Fidelity Series Opportunistic Insights Fund (b)	3,721,971	67,367,667
Fidelity Series Small Cap Opportunities Fund (b)	3,151,469	44,120,565
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,460,765	82,180,933
Fidelity Series Value Discovery Fund (b)	5,976,235	81,217,029
TOTAL DOMESTIC EQUITY FUNDS
(Cost $538,969,377)		682,269,756

International Equity Funds - 24.8%
Fidelity Series Canada Fund (b)	1,367,616	15,440,382
Fidelity Series Emerging Markets Fund (b)	1,973,739	19,263,693
Fidelity Series Emerging Markets Opportunities Fund (b)	8,465,128	174,635,597
Fidelity Series International Growth Fund (b)	7,946,256	139,218,412
Fidelity Series International Small Cap Fund (b)	1,688,514	29,228,173
Fidelity Series International Value Fund (b)	13,279,001	131,462,109
Fidelity Series Overseas Fund (b)	5,122,183	55,217,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $424,413,502)		564,465,493

Bond Funds - 36.9%
Fidelity Series Emerging Markets Debt Fund (b)	1,484,714	14,253,257
Fidelity Series Floating Rate High Income Fund (b)	314,052	2,920,683
Fidelity Series High Income Fund (b)	1,696,485	16,269,291
Fidelity Series Inflation-Protected Bond Index Fund (b)	15,676,368	157,547,494
Fidelity Series International Credit Fund (b)	146,412	1,475,837
Fidelity Series Investment Grade Bond Fund (b)	50,230,644	581,168,553
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,450,738	56,831,003
Fidelity Series Real Estate Income Fund (b)	986,858	10,983,732
TOTAL BOND FUNDS
(Cost $814,213,151)		841,449,850

Short-Term Funds - 8.4%
Fidelity Cash Central Fund 1.58% (c)	1,827,435	1,827,801
Fidelity Series Government Money Market Fund 1.65% (b)(d)	152,446,240	152,446,240
Fidelity Series Short-Term Credit Fund (b)	3,757,751	37,878,125
TOTAL SHORT-TERM FUNDS
(Cost $191,737,737)		192,152,166
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,969,882,372)		2,280,885,938
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,420,293)
NET ASSETS - 100%		$2,279,465,645

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	March 2020	$3,069,545	$57,107	$57,107
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	30	March 2020	3,054,750	(28,685)	(28,685)
TOTAL FUTURES CONTRACTS					$28,422

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,673.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	46,271
Total	$46,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$92,384,310	$10,428,590	$33,427,267	$9,047,469	$8,459,643	$(5,695,713)	$72,149,563
Fidelity Advisor Series Growth Opportunities Fund	62,361,675	11,962,473	23,584,696	11,048,535	7,116,157	(10,320,039)	47,535,570
Fidelity Advisor Series Small Cap Fund	40,941,178	1,889,539	11,607,809	1,030,121	1,047,914	2,834,171	35,104,993
Fidelity Series All-Sector Equity Fund	40,929,825	3,074,879	13,836,885	2,442,394	279,871	2,713,681	33,161,371
Fidelity Series Canada Fund	13,486,729	2,492,191	1,875,843	344,853	13,111	1,324,194	15,440,382
Fidelity Series Commodity Strategy Fund	53,472,213	36,215,155	10,107,526	1,205,201	(1,000,693)	956,583	79,535,732
Fidelity Series Emerging Markets Debt Fund	16,371,811	970,397	3,096,996	701,589	(157,704)	165,749	14,253,257
Fidelity Series Emerging Markets Fund	15,695,656	5,352,299	1,853,251	430,090	(18,251)	87,240	19,263,693
Fidelity Series Emerging Markets Opportunities Fund	147,559,925	26,831,640	17,161,905	4,269,391	362,595	17,043,342	174,635,597
Fidelity Series Floating Rate High Income Fund	3,120,379	192,421	401,776	134,760	(22,309)	31,968	2,920,683
Fidelity Series Government Money Market Fund 1.65%	152,159,909	49,974,968	49,688,637	2,535,156	--	--	152,446,240
Fidelity Series High Income Fund	20,745,261	1,110,923	5,925,347	824,259	(298,334)	636,788	16,269,291
Fidelity Series Inflation-Protected Bond Index Fund	120,170,173	47,931,722	13,875,286	2,028,438	58,473	3,262,412	157,547,494
Fidelity Series International Credit Fund	1,363,168	86,795	--	86,795	--	17,411	1,475,837
Fidelity Series International Growth Fund	129,324,278	7,119,861	16,148,137	4,932,239	3,731,344	15,191,066	139,218,412
Fidelity Series International Small Cap Fund	30,519,298	1,823,029	6,378,146	1,287,446	844,565	2,419,427	29,228,173
Fidelity Series International Value Fund	123,662,826	17,484,720	18,060,338	5,171,230	589,658	7,785,243	131,462,109
Fidelity Series Investment Grade Bond Fund	538,214,733	94,683,161	70,535,842	13,028,789	58,966	18,747,535	581,168,553
Fidelity Series Large Cap Stock Fund	154,945,821	11,854,302	51,422,758	9,677,234	2,129,089	8,743,794	126,250,248
Fidelity Series Large Cap Value Index Fund	17,496,625	1,094,701	5,955,647	834,924	1,160,171	(149,765)	13,646,085
Fidelity Series Long-Term Treasury Bond Index Fund	117,354,568	13,185,158	78,580,538	5,807,502	6,892,819	(2,021,004)	56,831,003
Fidelity Series Opportunistic Insights Fund	85,777,692	6,936,698	29,084,757	5,648,091	7,474,163	(3,736,129)	67,367,667
Fidelity Series Overseas Fund	--	50,885,717	--	203,873	--	4,331,410	55,217,127
Fidelity Series Real Estate Income Fund	11,168,017	849,742	1,266,157	667,480	62,983	169,147	10,983,732
Fidelity Series Short-Term Credit Fund	38,320,567	8,041,684	8,914,415	796,854	32,098	398,191	37,878,125
Fidelity Series Small Cap Opportunities Fund	52,642,198	4,043,138	14,458,700	3,206,740	2,455,774	(561,845)	44,120,565
Fidelity Series Stock Selector Large Cap Value Fund	102,275,559	5,578,157	33,019,532	4,014,700	3,417,162	3,929,587	82,180,933
Fidelity Series Value Discovery Fund	100,321,739	4,984,875	31,835,116	3,153,590	4,762,327	2,983,204	81,217,029
	$2,282,786,133	$427,078,935	$552,103,307	$94,559,743	$49,451,592	$71,287,648	$2,278,509,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.